Business Combination (Detail) - USD ($)	Jul. 16, 2021	Mar. 11, 2021	Sep. 26, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 06, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares subscribed but not issued	24,000,000
Sale of Stock, Price Per Share	$ 10.00
Common stock shares subscribed but not issued value	$ 240,000
Holley Parent Holdings LLC [Member] | Founder Shares [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable		2,187,500
Holley Parent Holdings LLC [Member] | Maximum [Member] | Founder Shares [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Share price		$ 15.00
Holley Parent Holdings LLC [Member] | Tranche One [Member] | Founder Shares [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable		1,093,750
Number of trading days for determining the share price		20 years
Number of consecutive trading days for determining the share price		30 years
Holley Parent Holdings LLC [Member] | Tranche One [Member] | Minimum [Member] | Founder Shares [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Share price		$ 13.00
Holley Parent Holdings LLC [Member] | Tranche Two [Member] | Founder Shares [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable		1,093,750
Holley Parent Holdings LLC [Member] | Tranche Two [Member] | Maximum [Member] | Founder Shares [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Share price		$ 13.00
Merger Agreement [Member] | Holley Parent Holdings LLC [Member]
Business Acquisition [Line Items]
Sale of Stock, Price Per Share	$ 10.00
Subscription Agreement [Member] | PIPE Investors [Member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued	24,000,000
Sale of Stock, Price Per Share	$ 10.00
Common stock shares subscribed but not issued value	$ 240,000,000
Subscription Agreement [Member] | PIPE Investors [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued				24,000,000
Sale of Stock, Price Per Share				$ 10.00
Common stock shares subscribed but not issued value				$ 240,000,000
Class A Common Stock And One Third Of One Warrant [Member] | Forward Purchase Agreement [Member] | Empower Funding LLC [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued						5,000,000
Sale of Stock, Price Per Share						$ 10.00
Empower Class A Common Stock [Member] | Merger Agreement [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common stock conversion basis	one
EMpower Class B Common Stock [Member] | Merger Agreement [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common stock conversion basis	one